Investment Income - Summary of Investment Income (Detail) - EUR (€) € in Millions	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Disclosure of investment income [line items]
Interest income	€ 2,705	€ 2,599
Dividend income	1,164	1,086
Rental income	60	49
Investment income	3,930	3,734
Investment income related to general account [member]
Disclosure of investment income [line items]
Investment income	2,499	2,388
Investment income for account of policyholders [member]
Disclosure of investment income [line items]
Investment income	€ 1,431	€ 1,346